Schedule of deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Net deferred tax liabilities from temporary differences in depreciation of plant and machinery	$ 15,000	$ 133,000